Property, Equipment and Intangible Assets - Summary of Components of Property, Equipment and Intangible Assets (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	₸ 269,289
Property, equipment and intangible assets	714,361	₸ 269,289
At initial/revalued cost
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	383,733	263,724
Additions	193,456	86,553
Acquisitions of subsidiaries	483,311	41,853
Disposals	(27,244)	(8,397)
Property, equipment and intangible assets	1,033,256	383,733
Accumulated depreciation and impairment
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	114,444	89,378
Charge for the year	75,895	28,604
Acquisitions of subsidiaries	139,031
Disposals	(10,475)	(3,538)
Property, equipment and intangible assets	318,895	114,444
Intangible assets
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	76,084
Property, equipment and intangible assets	400,462	76,084
Intangible assets | At initial/revalued cost
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	101,957	52,988
Additions	51,815	7,452
Acquisitions of subsidiaries	381,664	41,853
Disposals	(15,484)	(709)
Transfers	61	373
Property, equipment and intangible assets	520,013	101,957
Intangible assets | Accumulated depreciation and impairment
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	25,873	21,371
Charge for the year	25,551	4,618
Acquisitions of subsidiaries	70,579
Disposals	(2,452)	(116)
Property, equipment and intangible assets	119,551	25,873
Buildings and Construction
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	91,876
Property, equipment and intangible assets	141,017	91,876
Buildings and Construction | At initial/revalued cost
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	107,490	82,489
Additions	23,120	17,338
Acquisitions of subsidiaries	44,172
Disposals	(691)	(1,705)
Transfers	24,294	9,368
Property, equipment and intangible assets	198,385	107,490
Buildings and Construction | Accumulated depreciation and impairment
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	15,614	12,402
Charge for the year	12,993	3,560
Acquisitions of subsidiaries	29,223
Disposals	(462)	(349)
Transfers		1
Property, equipment and intangible assets	57,368	15,614
Furniture And Equipment
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	89,100
Property, equipment and intangible assets	157,618	89,100
Furniture And Equipment | At initial/revalued cost
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	162,057	126,273
Additions	86,751	38,431
Acquisitions of subsidiaries	57,475
Disposals	(11,005)	(3,348)
Transfers	4,316	701
Property, equipment and intangible assets	299,594	162,057
Furniture And Equipment | Accumulated depreciation and impairment
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	72,957	55,605
Charge for the year	37,351	20,426
Acquisitions of subsidiaries	39,229
Disposals	(7,561)	(3,073)
Transfers		(1)
Property, equipment and intangible assets	141,976	72,957
Construction In Progress
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	12,229
Property, equipment and intangible assets	15,264	12,229
Construction In Progress | At initial/revalued cost
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	12,229	1,974
Additions	31,770	23,332
Disposals	(64)	(2,635)
Transfers	(28,671)	(10,442)
Property, equipment and intangible assets	₸ 15,264	₸ 12,229